Organization (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended
	Jun. 09, 2015	May. 22, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Jun. 30, 2015
Revenue from operations and accumulated losses								$ 1,268,646
Common stock issued			5,493,200		12,392,115	5,493,200		12,392,115
Common stock outstanding			5,493,200		12,392,115	5,493,200		12,392,115
Preferred Stock issued			0		0	0		0
Preferred Stock outstanding			0		0	0		0
Common stock issued			1,675
Private placement offering of common stock purchase price							$ 1.50
Proceeds from common stock Private placement offering				$ 1	$ 4,241,627	$ 35,001
Principal amount of convertible notes			$ 655,000			$ 655,000
Agent fees and expenses							$ 762,392
Second Closing [Member]
Private placement offering of common stock	261,000
Private placement offering of common stock purchase price	$ 1.50
Proceeds from common stock Private placement offering	$ 391,500
Offering expenses	$ 39,187
First Closing [Member]
Private placement offering of common stock		3,531,104
Private placement offering of common stock purchase price		$ 1.50
Proceeds from common stock Private placement offering		$ 5,296,656
Principal amount of convertible notes		645,000
Agent fees and expenses		$ 762,342
Akoustis, Inc. [Member]
Common stock issued		11,671
Common stock outstanding		11,671
Preferred Stock issued		5,300
Preferred Stock outstanding		5,300
Conversion of common stock		324.082
Common stock issued		5,500,006
Common stock cancelled		9,854,019
Merger [Member]
Common stock outstanding					3,000,005			3,000,005